Goodwill (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Goodwill
Goodwill, balance at the beginning of period	¥ 4,241,541
Balance at December 31, 2021 and 2022	4,241,541	$ 614,966
Express delivery services
Goodwill
Goodwill, balance at the beginning of period	4,157,111
Balance at December 31, 2021 and 2022	4,157,111
Freight forwarding services
Goodwill
Goodwill, balance at the beginning of period	84,430
Balance at December 31, 2021 and 2022	¥ 84,430